SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) Customer Vendor Segment	Dec. 31, 2021 USD ($) Customer Vendor	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Cash and cash equivalents	$ 17,781,000	$ 25,586,000
Working capital	32,923,000
Cash equivalents	0	0
Restricted cash	$ 0
Period within which payment is due from customers	30-60 days
Allowance for doubtful accounts	$ 90,000	50,000
Depreciation expense	891,000	617,000
Customer deposits	238,000	434,000	$ 1,779,000
Shipping and handling costs	5,440,000	5,105,000
Warrant obilgation outstanding	$ 328,000	$ 0
Number of vendors | Customer	3	2
Advertising expense	$ 2,334,000	$ 1,690,000
Uncertain tax positions	$ 128,000			$ 19,000
Number of operating segments | Segment	1
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	18.00%	42.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	16.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer	1
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	22.00%
Total Purchases [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer	1
Number of vendors | Vendor	1	3
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk, percentage	28.00%	27.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	61.00%
Minimum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs	30 days
Term of product warranty provided	5 years
Maximum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs	60 days
Term of product warranty provided	10 years
Senior Secured Term Loan Facility [Member] | Term Loan [Member]
Product Information [Line Items]
Loan amount	$ 75,000,000